INCOME TAXES	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

11. INCOME TAXES

Deferred Income Tax Asset

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes gives rise to deferred tax assets and liabilities as follows:

	December 31, 2020	December 31, 2019
Royalty interest	$(1,718)	$(1,385)
Tax loss carryforwards	1,828	3,377
Other	(110)	115
Total	$—	$2,107

As at December 31, 2020, no deferred tax assets are recognized on the following temporary differences as it is not probable that sufficient future taxable profit will be available to realize such assets:

	December 31, 2020	December 31, 2019	Expiry Date Range
Tax loss carryforwards	$60,699	$55,849	2026-2040
Exploration and evaluation assets	4,094	410	No expiry
Other	1,557	1,482	No expiry

Income Tax Expense

	December 31, 2020	December 31, 2019
Current tax expense	$506	$—
Deferred tax expense (recovery)	2,113	(415)
	$2,619	$(415)

The provision for income taxes differs from the amount calculated using the Canadian federal and provincial statutory income tax rates of 27% (2019 - 27%) as follows:

	December 31, 2020	December 31, 2019
Expected income tax recovery	$(914)	$(3,844)
Effect of lower tax rates in foreign jurisdictions	31	942
Permanent differences	876	898
Change in unrecognized deductible temporary differences and other	2,552	1,191
Foreign exchange	74	398
Total	$2,619	$(415)